Inventories (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventories [Abstract]
Finished goods		$ 47,188	$ 27,968
Packaging materials		3,845	5,234
Inventory, Net	$ 62,355	$ 51,033	$ 33,202